Related Party Transactions (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 16, 2019	Mar. 28, 2017	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 16, 2022	Jan. 21, 2022	Jun. 09, 2021	Apr. 13, 2021	Mar. 05, 2021	Jul. 20, 2020
Related Party Transactions [Line Items]
Annual base compensation	$ 370,000					$ 370,000
Severance payment	$ 2,500,000					$ 2,500,000
Annual salary		$ 624,000
Bonus Rate			10.00%
Common stock, shares issued (in Shares)			0.25
Vesting period			5 years
Modified salary		$ 275,000
Annual bonus of net income		2.00%
Recognized expenses							$ 90,866
Common stock shares (in Shares)				6,994,378		4,407,321	2,470,511	5,000,000	1,800,000	1,500,000	5,000	1,250,000	1,500,000
Common stock par value (in Dollars per share)											$ 11.4
Compensation expense											$ 57,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Company recognized expense				$ 468,000	$ 468,000	$ 624,000	$ 624,000
Mr. Wiles [Member]
Related Party Transactions [Line Items]
Employment agreement compensation			$ 140,000
Gross profit			$ 1,250,000